ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
May 31, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of May 31,
	2024	2023
	$’000	$’000

Accounts receivable – third parties	2,003	2,414
Less: allowance for doubtful accounts	(317)	(110)

Accounts receivable, net	1,686	2,304